MARKETABLE SECURITIES	0 Months Ended
Dec. 31, 2014
Marketable Securities [Abstract]
Marketable Securities

NOTE 4—INVESTMENT IN SECURITIES:

  Available-for-sale securities:

Available-for-sale securities are comprised mainly of debt securities and equity securities.

At December 31, 2014 and 2013, the fair value, amortized cost and gross unrealized holding gains and losses of such securities are as follows:

	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2014	$259	$266	$19	$26
December 31, 2013	$216	$213	$25	$22

Investments in securities are classified based on the initial maturity as well as the intended time of realization.

Investments in securities are presented in the balance sheet as follows:

	December 31,
	2014	2013

	(U.S. $ in millions)
Other non-current assets	$176	$179
Other current assets	73	28
Cash and cash equivalents, mainly money market funds	10	9
	$259	$216

b.	Contractual maturities:
The contractual maturities of debt securities are as follows:
		December 31,
		2014

		(U.S. $ in millions)
	2015	$83
	2016	1
	2017	0
	2018	0
	2019	0
	2020 and thereafter	109
		$193